Document and Entity Information	12 Months Ended
Sep. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Trading Symbol	CK0001005276
Entity Registrant Name	MOHEGAN TRIBAL GAMING AUTHORITY
Entity Central Index Key	0001005276
Entity Filer Category	Non-accelerated Filer